Class Shares (Additional Information Regarding Model AA Class Shares) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jul. 24, 2015
Class of Stock [Line Items]
Total number of shares issued	47,100,000	47,100,000
Unpaid dividends included in mezzanine equity	¥ 6,217	¥ 4,969
Model AA Class Shares
Class of Stock [Line Items]
Total number of shares issued			47,100,000
Issue price			¥ 10,598
Purchase price			¥ 10,121.09
Voting rights	Model AA Class Shares shall have voting rights. The number of shares constituting one unit with respect to Model AA Class Shares shall be 100.
Restrictions on transfer	Model AA Class Shares shall have restrictions on transfer.
Dividends	(1) If the record date falls in the fiscal year ending on March 31, 2016 : 0.5% of the issue price (2) If the record date falls in the fiscal year ending on March 31, 2017 through March 31, 2020 : the annual dividend rate for the previous fiscal year plus 0.5% of the issue price (3) If the record date falls in the fiscal year ending on March 31, 2021 or later : 2.5% of the issue price
Shareholder's right	(1) Shareholder's conversion right into Common Shares Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for Common Shares on the first business day of April and October of every year, starting October 1, 2020. (2) Shareholder's cash put option Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for cash on the last business day of March, June, September and December of each year, starting on September 1, 2020.
TMC's right	TMC may acquire, on or after April 2, 2021, all of the outstanding Model AA Class Shares in exchange for cash.